Supplement to the John Hancock Income Funds Prospectus
                                dated May 1, 2000

On page 4, the "Portfolio Managers" section for the John Hancock Bond Fund has been changed as follows:

    PORTFOLIO MANAGERS

    James K. Ho, CFA

    Executive vice president of adviser
    Joined team in 1995
    Joined adviser in 1985
    Began business career in 1977


    Benjamin A. Matthews

    Vice president of adviser
    Joined team in 1995
    Joined adviser in 1995
    Began business career in 1970




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